Related Parties - Summary of Balances and Transactions With Related Parties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017	Jan. 01, 2016
Disclosure of transactions between related parties [line items]
Current assets	$ 7,071.0	$ 7,079.6	$ 6,823.6	$ 6,823.6	$ 6,447.6
Current liabilities	3,028.6	2,803.2	3,227.9	3,227.8	3,147.4
Non-current assets	4,222.3	4,895.0	4,896.2	4,896.2	5,260.1
Non-current liabilities	4,324.6	4,993.9	4,555.5	$ 4,555.6	$ 4,741.2
Financial results	(171.2)	280.0	180.3
Operating results	35.3	341.9	213.7
Related parties [member]
Disclosure of transactions between related parties [line items]
Current assets	369.4	557.7
Current liabilities	493.9	298.6
Non-current assets	9.4	330.8
Non-current liabilities	163.2	603.1
Financial results	(14.6)	(18.1)	4.2
Operating results	(203.2)	(54.0)	2.6
Related parties [member] | Banco do Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Current assets	326.2	227.2
Current liabilities	314.3	92.9
Non-current assets	9.4	330.8
Non-current liabilities		319.5
Financial results	(4.2)	(0.5)	(2.8)
Related parties [member] | Banco Nacional De Desenvolvimento Econmico e Social BNDES [member]
Disclosure of transactions between related parties [line items]
Current liabilities	71.8	88.4
Non-current liabilities	119.7	219.0
Financial results	(8.3)	(14.7)	(18.6)
Related parties [member] | Brazilian Air force [member]
Disclosure of transactions between related parties [line items]
Current assets	42.3	314.1
Current liabilities	90.3	90.3
Operating results	(176.2)	(23.7)	25.6
Related parties [member] | Caixa Economica Federal [member]
Disclosure of transactions between related parties [line items]
Current assets		9.8
Financial results	0.2		28.5
Related parties [member] | Embraer Prev Sociedade De Previdncia Complementar [member]
Disclosure of transactions between related parties [line items]
Current liabilities	0.2	0.2
Operating results	(14.4)	(22.9)	(23.2)
Related parties [member] | Brazilian Army [member]
Disclosure of transactions between related parties [line items]
Current liabilities	4.3	11.1
Operating results		(1.2)	5.0
Related parties [member] | Financiadora De EstudoE Projetos FINEP [member]
Disclosure of transactions between related parties [line items]
Current liabilities	13.0	15.7
Non-current liabilities	43.5	64.6
Financial results	(2.3)	(2.9)	(2.9)
Related parties [member] | Telecomunicacoes Brasileiras SA Telebras [member]
Disclosure of transactions between related parties [line items]
Operating results			(2.1)
Related parties [member] | Marinha Do Brasil [member]
Disclosure of transactions between related parties [line items]
Current assets	0.9	6.6
Operating results	$ (12.6)	$ (6.2)	$ (2.7)